Stockholders’ Deficit - Schedule of Compensation Expense Related Restricted Stock Awards (Details) - Restricted Stock [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense related to restricted stock awards	$ 772,000	$ 208,000	$ 1,588,000	$ (152,000)
Director [Member] | October 1, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense related to restricted stock awards	326,000		623,000
Director [Member] | February 23, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense related to restricted stock awards	14,000	43,000	109,000	190,000
Consultants [Member] | December 5, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense related to restricted stock awards				20,000
Consultants [Member] | August 23, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense related to restricted stock awards				24,000
Consultants [Member] | October 26, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense related to restricted stock awards				129,000
Consultants [Member] | October 22, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense related to restricted stock awards				66,000
Consultants [Member] | October 20, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense related to restricted stock awards				154,000
Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense related to restricted stock awards				(1,910,000)
Employees [Member] | December 17, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense related to restricted stock awards	31,000		5,000
Employees [Member] | September 30, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense related to restricted stock awards	136,000		454,000
Employees [Member] | June 19, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense related to restricted stock awards	$ 17,000	$ 165,000	397,000	530,000
Employees [Member] | April 4, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense related to restricted stock awards				395,000
Other [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense related to restricted stock awards				$ 250,000